NET INCOME (LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator:
Net income (loss) attributable to AirMedia Group Inc.'s ordinary shareholders		$ (156,476)	$ (65,625)	$ 149,647
- Continuing operations		(156,476)	(65,625)	(70,651)
- Discontinued operations		$ 0	$ 0	$ 220,298
Weighted average ordinary shares outstanding used in computing net income (loss) per ordinary share
- basic		125,629,779	125,277,056	121,740,194
- diluted		125,629,779	125,277,056	129,372,158
Basic
Continuing operations		125,629,779	125,277,056	121,740,194
Discontinued operations		0	0	121,740,194
Diluted
Continuing operations	[1]	125,629,779	125,277,056	121,740,194
Discontinued operations	[2]	0	0	129,372,158
Net (loss) income per ordinary share
-basic		$ (1.25)	$ (0.52)	$ 1.23
-diluted		(1.25)	(0.52)	1.16
Net (loss) income per ordinary share from continuing operations
-basic		(1.25)	(0.52)	(0.58)
-diluted		(1.25)	(0.52)	(0.58)
Net income per ordinary share from discontinued operations
-basic		0	0	1.81
-diluted		$ 0	$ 0	$ 1.7

[1]	The effect of options was excluded from the computation of diluted loss per share from continuing operations for the years ended December 31, 2015, 2016 and 2017, respectively, as the effect would be anti-dilutive.
[2]	An incremental weighted average number of 7,631,964, nil and nil ordinary shares from assumed exercise of share option were included in computing the diluted income per share for the discontinued operations for the years ended December 31, 2015, 2016 and 2017, respectively.